Land Use Rights, Net - Schedule of Future Amortization of Land Use Rights (Details) - Land Use Rights [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Land Use Rights, Net [Line Items]
2025	$ 144,630
2026	289,260
2027	289,260
2028	289,260
2029	289,260
2030 and thereafter	11,648,609
Total	$ 12,950,279	$ 9,197,978